        SUPPLEMENT DATED JANUARY 15, 1999 TO PROSPECTUS DATED MAY 1, 1998

                        IL ANNUITY AND INSURANCE COMPANY
                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT I

                           VISIONARY VARIABLE ANNUITY

       The sections in the prospectus captioned "EXPENSE TABLES" and "EXAMPLES" are revised to reflect the following:

                                 EXPENSE TABLES

ANNUAL FUND EXPENSES

       (as a percentage of average daily net assets after expense cap or expense deferral)

                                                                                                                    Total Annual
                                                                                                Other Expenses     Expenses (after
                                                             Management Fees                        (after           waivers and
Name of Portfolio                                            (after waivers)     12b-1 Fees     reimbursement)     reimbursement)
-----------------                                            ---------------     ----------     --------------     --------------
Alger American Fund
      MidCap Growth Portfolio...........................          0.80%             ---              0.04%              0.84%
      Small Capitalization Portfolio....................          0.85%             ---              0.04%              0.89%
Fidelity VIP Fund
      Equity Income Portfolio(4)........................          0.50%             ---              0.08%              0.58%
      Growth Portfolio(4)...............................          0.60%             ---              0.09%              0.69%
      Money Market Portfolio............................          0.21%             ---              0.10%              0.31%
Fidelity VIP Fund II
      Asset Manager(4)..................................          0.55%             ---              0.10%              0.65%
      Contrafund Portfolio(4)...........................          0.60%             ---              0.11%              0.71%
      Index 500 Portfolio(5)............................          0.24%             ---              0.04%              0.28%
      Investment Grade Bond Portfolio...................          0.44%             ---              0.14%              0.58%
OCC Accumulation Trust
      Managed Portfolio(6)..............................          0.80%             ---              0.07%              0.87%
      Small Cap Portfolio(6)............................          0.80%             ---              0.17%              0.97%
T. Rowe Price Fixed Income Series, Inc.
      Limited-Term Bond Portfolio(7)....................          0.70%             ---              0.00%              0.70%
T. Rowe Price International Series, Inc.
      International Stock Portfolio(7)..................          1.05%             ---              0.00%              1.05%
Van Eck Worldwide Insurance Trust
      Worldwide Hard Assets Portfolio...................          1.00%             ---              0.17%              1.17%

       This fee table will help you understand the costs and expenses that you will pay directly or indirectly when you invest in the Contract. The table reflects the actual charges and expenses for the Separate Account and the Portfolios for the year ended December 31, 1997. For a more complete description of these charges and expenses, see "Fees and Charges" in this prospectus and the prospectus for each Portfolio that is attached to this prospectus.

(4) A portion of the brokerage commission that the Equity Income, Growth, Asset Manager, and Contrafund Portfolios pay was used to reduce fund expenses. In addition, these Portfolios have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances, were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the fee table would have been:

0.57% for the Equity Income Portfolio; 0.67% for the Growth Portfolio; 0.64% for the Asset Manager Portfolio; and 0.68% for the Contrafund Portfolio.

(5) Fidelity Management and Research Company agreed to reimburse a portion of the Fidelity Index 500 Portfolio's expenses during the period. Without this reimbursement, the Portfolio's Management Fees, Other Expenses, and Total Annual Portfolio Expenses would have been 0.27%, 0.13%, and 0.40%, respectively.

(6) The Other Expenses of the OCC Accumulation Trust Portfolios as of December 31, 1997 are shown gross of certain expense offsets afforded the Portfolios which effectively lowered overall custody expenses. The Total Annual Portfolio Expenses of the Managed and Small Cap Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of their respective average daily net assets. Without such limitations, and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Annual Portfolio Expenses incurred for the fiscal year ended December 31, 1997 would have been: 0.80%, 0.07% and 0.87%, respectively, for the Managed Portfolio; and 0.80%, 0.17% and 0.97%, respectively, for the Small Cap Portfolio.

(7) The Limited-Term Bond Portfolio pays T. Rowe Price an annual all-inclusive fee of 0.70%, computed daily and paid monthly, based on its average daily net assets. The International Stock Portfolio pays Rowe Price-Fleming International, Inc. ("Price-Fleming") an annual all-inclusive fee of 1.05%, computed daily and paid monthly, based on its average daily net assets. These fees pay for investment management services and other operating costs of the Portfolios.

EXAMPLES

       (NOTE: The examples shown below are entirely hypothetical. They are not representations of past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.)

              Examples: You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the changes and expenses listed on the Fee Table above.

              1. If you fully withdraw all Contract Value (or if you elect to annuitize under a period certain option for a period of less than 10 years) at the end of the stated period:

              Name of Portfolio                                    1 Year      3 Years      5 Years     10 Years
              -----------------                                   --------    ---------    ---------    ---------
              Alger American Fund
              -------------------
              MidCap Growth Portfolio........................     $ 94.50       143.44       198.64       273.95
              Small Capitalization Portfolio.................     $ 95.02       144.91       201.27       279.19

              Fidelity VIP Fund
              -----------------
              Equity-Income Portfolio........................     $ 91.77       135.03       184.89       246.26
              Growth Portfolio...............................     $ 92.92       139.03       190.73       258.07
              Money Market Portfolio.........................     $ 88.94       127.79       170.44       216.73

              Fidelity VIP Fund II
              --------------------
              Asset Manager Portfolio........................     $ 92.50       137.85       188.61       253.79
              Contrafund Portfolio...........................     $ 93.13       139.62       191.79       260.20
              Index 500 Portfolio............................     $ 88.62       126.90       168.83       213.40
              Investment Grade Bond Portfolio................     $ 91.77       135.79       184.89       246.26

              OCC Accumulation Trust
              ----------------------
              Managed Portfolio..............................     $ 94.81       144.32       200.22       277.10
              Small Cap Portfolio............................     $ 95.86       147.25       205.46       287.52

              T. Rowe Price Fixed Income Series
              ---------------------------------
              Limited-Term Bond Portfolio....................     $ 93.03       139.32       191.26       259.13

              T. Rowe Price International Series
              ----------------------------------
              International Stock Portfolio..................     $ 96.70       149.59       209.64       295.78

              Van Eck Worldwide Insurance Trust
              ---------------------------------
              Worldwide Hard Assets Portfolio................     $ 97.96       153.10       215.88       308.05

            2. If you do not fully withdraw all Contract Value (or if you elect to annuitize under a payout plan with a life contingency or under a period certain option with a period certain of at least 10 years) at the end of the stated time:

              Name of Portfolio                                    1 Year      3 Years      5 Years     10 Years
              -----------------                                   --------    ---------    ---------    ---------
              Alger American Fund
              -------------------
              MidCap Growth Portfolio........................     $ 24.50        75.31       128.64       273.95
              Small Capitalization Portfolio.................     $ 25.02        76.88       131.27       279.19

              Fidelity VIP Fund
              -----------------
              Equity-Income Portfolio........................     $ 21.77        67.09       114.89       246.26
              Growth Portfolio...............................     $ 22.92        70.57       120.73       258.07
              Money Market Portfolio.........................     $ 18.94        58.50       100.44       216.73

              Fidelity VIP Fund II
              --------------------
              Asset Manager Portfolio........................     $ 22.50        69.30       118.61       253.79
              Contrafund Portfolio...........................     $ 23.13        71.20       121.79       260.20
              Index 500 Portfolio............................     $ 18.62        57.55        98.83       213.40
              Investment Grade Bond Portfolio................     $ 21.77        67.09       114.89       246.26

              OCC Accumulation Trust
              ----------------------
              Managed Portfolio..............................     $ 24.81        76.25       130.22       277.10
              Small Cap Portfolio............................     $ 25.86        79.40       135.46       287.52

              T. Rowe Price Fixed Income Series
              ---------------------------------
              Limited-Term Bond Portfolio....................     $ 23.03        70.89       121.26       259.13

              T. Rowe Price International Series
              ----------------------------------
              International Stock Portfolio..................     $ 26.70        81.91       139.64       295.78

              Van Eck Worldwide Insurance Trust
              ---------------------------------
              Worldwide Hard Assets Portfolio................     $ 27.96        85.67       145.88       308.05


       The examples provided above assume that no transfer charges or premium taxes have been assessed. The examples reflect the annualized Contract Fee of $30 assessed on an average Contract Value of $30,000. This translates the Contract Fee into a .10% charge for the purposes of the examples based on a $1,000 investment.

       THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THIS ASSUMED RATE.

        SUPPLEMENT DATED JANUARY 15, 1999 TO PROSPECTUS DATED MAY 1, 1998

                        IL ANNUITY AND INSURANCE COMPANY
                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT I

                        VISIONARY CHOICE VARIABLE ANNUITY

       The sections in the prospectus captioned "FEE TABLE" and "EXAMPLES" are revised to reflect the following:

                                    FEE TABLE

INVESTMENT PORTFOLIO ANNUAL EXPENSES

       (as a percentage of average daily net assets of a Portfolio after expense cap or reimbursement)

                                                                                                                     Total Annual
                                                                                                Other Expenses     Expenses (after
                                                             Management Fees                        (after           waivers and
Name of Portfolio                                            (after waivers)     12b-1 Fees     reimbursement)      reimbursement)
-----------------                                            ---------------     ----------     --------------      -------------
Alger American Fund
      MidCap Growth Portfolio...........................          0.80%              ---              0.04%              0.84%
      Small Capitalization Portfolio....................          0.85%              ---              0.04%              0.89%
Fidelity VIP Fund
      Equity Income Portfolio(4)........................          0.50%              ---              0.08%              0.58%
      Growth Portfolio(4)...............................          0.60%              ---              0.09%              0.69%
      Money Market Portfolio............................          0.21%              ---              0.10%              0.31%
Fidelity VIP Fund II
      Asset Manager(4)..................................          0.55%              ---              0.10%              0.65%
      Contrafund Portfolio(4)...........................          0.60%              ---              0.11%              0.71%
      Index 500 Portfolio(5)............................          0.24%              ---              0.04%              0.28%
      Investment Grade Bond Portfolio...................          0.44%              ---              0.14%              0.58%
OCC Accumulation Trust
      Managed Portfolio(6)..............................          0.80%              ---              0.07%              0.87%
      Small Cap Portfolio(6)............................          0.80%              ---              0.17%              0.97%
Royce Capital Fund
      Royce Micro-Cap Portfolio(7)......................          0.00%              ---              1.35%              1.35%
SAFECO Resource Series Trust
      SAFECO Equity Portfolio...........................          0.73%              ---              0.02%              0.75%
      SAFECO Growth Portfolio...........................          0.74%              ---              0.03%              0.77%
SoGen Variable Funds, Inc.
      SoGen Overseas Portfolio(8).......................          0.00%             0.25%             1.75%              2.00%
T. Rowe Price Fixed Income Series, Inc.
      Limited-Term Bond Portfolio(9)....................          0.70%              ---              0.00%              0.70%
T. Rowe Price International Series, Inc.
      International Stock Portfolio(9)..................          1.05%              ---              0.00%              1.05%
Van Eck Worldwide Insurance Trust
      Worldwide Hard Assets Portfolio...................          1.00%              ---              0.17%              1.17%

       This fee table will help you understand the costs and expenses that you will pay directly or indirectly when you invest in the Contract. The table reflects the actual charges and expenses for the Separate Account and the Portfolios for the year ended December 31, 1997. For a more complete description of these charges and expenses, see "Fees and Charges" in this prospectus and the prospectus for each Portfolio that is attached to this prospectus.

(4) A portion of the brokerage commission that the Equity Income, Growth, Asset Manager, and Contrafund Portfolios pay was used to reduce fund expenses. In addition, these Portfolios have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances, were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the fee table would have been: 0.57% for the Equity Income Portfolio; 0.67% for the Growth Portfolio; 0.64% for the Asset Manager Portfolio; and 0.68% for the Contrafund Portfolio.

(5) Fidelity Management and Research Company agreed to reimburse a portion of the Fidelity Index 500 Portfolio's expenses during the period. Without this reimbursement, the Portfolio's Management Fees, Other Expenses, and Total Annual Portfolio Expenses would have been 0.27%, 0.13%, and 0.40%, respectively.

(6) The Other Expenses of the OCC Accumulation Trust Portfolios as of December 31, 1997 are shown gross of certain expense offsets afforded the Portfolios which effectively lowered overall custody expenses. The Total Annual Portfolio Expenses of the Managed and Small Cap Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of their respective average daily net assets. Without such limitations, and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Annual Portfolio Expenses incurred for the fiscal year ended December 31, 1997 would have been: 0.80%, 0.07% and 0.87%, respectively, for the Managed Portfolio; and 0.80%, 0.17% and 0.97%, respectively, for the Small Cap Portfolio.

(7) Royce & Associates, Inc., the investment adviser to the Royce Micro-Cap Portfolio, has voluntarily committed to waive its management fees and reimburse Other Expenses through December 31, 1999 to the extent necessary to maintain Total Annual Expenses of the Portfolio at or below 1.35%. Without such waiver and reimbursement, the Management Fee was 1.25% and Total Annual Expenses were 7.32% for fiscal year 1997.

(8) The 12b-1 fee for the SoGen Overseas Portfolio is imposed to enable the Portfolio to recover certain sales expenses, including compensation to broker-dealers, the cost of printing prospectuses, advertising costs and shareholder servicing-related expenses for the Portfolio. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of sales charges imposed by other portfolios. Under the terms of an investment advisory agreement dated August 16, 1996, the SoGen Overseas Portfolio pays its investment adviser a monthly advisory fee at an annual rate of 0.75% of the average daily net assets of the Portfolio. For the period since inception through December 31, 1997, the adviser waived its investment advisory fee in its entirety and reimbursed the Portfolio for all expenses in excess of 2.00% of average daily net assets. Without such waiver and reimbursements, the Management Fee was 0.75%, Other Expenses were 15.32%, and Total Annual Expenses were 16.07%.

(9) The Limited-Term Bond Portfolio pays T. Rowe Price an annual all-inclusive fee of 0.70%, computed daily and paid monthly, based on its average daily net assets. The International Stock Portfolio pays Rowe Price-Fleming International, Inc. ("Price-Fleming") an annual all-inclusive fee of 1.05%, computed daily and paid monthly, based on its average daily net assets. These fees pay for investment management services and other operating costs of the Portfolios.

EXAMPLES

(NOTE: The examples shown below are entirely hypothetical. They are not representations of past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.)

       Examples 1 and 2 show expenses for Contracts with a DATE OF ISSUE WITHDRAWAL CHARGE OPTION.

              Examples: You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the changes and expenses listed on the Fee Table above.

              1. If you fully withdraw all Contract Value (or if you elect to annuitize under a period certain option for a period of less than 10 years) at the end of the stated period:

              Name of Portfolio                                    1 Year      3 Years      5 Years     10 Years
              -----------------                                   --------    ---------    ---------    ---------
              Alger American Fund
              MidCap Growth Portfolio........................     $ 94.50       143.44       198.64       273.95
              Small Capitalization Portfolio.................     $ 95.02       144.91       201.27       279.19

              Fidelity VIP Fund
              Equity-Income Portfolio........................     $ 91.77       135.03       184.89       246.26
              Growth Portfolio...............................     $ 92.92       139.03       190.73       258.07
              Money Market Portfolio.........................     $ 88.94       127.79       170.44       216.73

              Fidelity VIP Fund II
              Asset Manager Portfolio........................     $ 92.50       137.85       188.61       253.79
              Contrafund Portfolio...........................     $ 93.13       139.62       191.79       260.20
              Index 500 Portfolio............................     $ 88.62       126.90       168.83       213.40
              Investment Grade Bond Portfolio................     $ 91.77       135.79       184.89       246.26

              OCC Accumulation Trust
              Managed Portfolio..............................     $ 94.81       144.32       200.22       277.10
              Small Cap Portfolio............................     $ 95.86       147.25       205.46       287.52

              Royce Capital Fund
              Royce Micro-Cap Portfolio......................     $ 99.85       158.33       224.95       326.17

              SAFECO Resource Series Trust
              SAFECO Equity Portfolio........................     $ 93.55       140.80       193.90       264.45
              SAFECO Growth Portfolio........................     $ 93.76       141.38       194.96       266.57

              SoGen Variable Funds, Inc.
              SoGen Overseas Variable Portfolio..............     $106.67       177.08       255.57       388.89

              T. Rowe Price Fixed Income Series
              Limited-Term Bond Portfolio....................     $ 93.03       139.32       191.26       259.13

              T. Rowe Price International Series
              International Stock Portfolio..................     $ 96.70       149.59       209.64       295.78

              Van Eck Worldwide Insurance Trust
              Worldwide Hard Assets Portfolio................     $ 97.96       153.10       215.88       308.05

            2. If you do not fully withdraw all Contract Value (or if you elect to annuitize under a payout plan with a life contingency or under a period certain option with a period certain of at least 10 years) at the end of the stated time:

              Name of Portfolio                                    1 Year      3 Years      5 Years     10 Years
              -----------------                                   --------    ---------    ---------    ---------
              Alger American Fund
              MidCap Growth Portfolio........................     $ 24.50        75.31       128.64       273.95
              Small Capitalization Portfolio.................     $ 25.02        76.88       131.27       279.19

              Fidelity VIP Fund
              Equity-Income Portfolio........................     $ 21.77        67.09       114.89       246.26
              Growth Portfolio...............................     $ 22.92        70.57       120.73       258.07
              Money Market Portfolio.........................     $ 18.94        58.50       100.44       216.73

              Fidelity VIP Fund II
              Asset Manager Portfolio........................     $ 22.50        69.30       118.61       253.79
              Contrafund Portfolio...........................     $ 23.13        71.20       121.79       260.20
              Index 500 Portfolio............................     $ 18.62        57.55        98.83       213.40
              Investment Grade Bond Portfolio................     $ 21.77        67.09       114.89       246.26

              OCC Accumulation Trust
              Managed Portfolio..............................     $ 24.81        76.25       130.22       277.10
              Small Cap Portfolio............................     $ 25.86        79.40       135.46       287.52

              Royce Capital Fund
              Royce Micro-Cap Portfolio......................     $ 29.85        91.30       155.18       326.17

              SAFECO Resource Series Trust
              SAFECO Equity Portfolio........................     $ 23.55        72.47       123.90       264.45
              SAFECO Growth Portfolio........................     $ 23.76        73.10       124.96       266.57

              SoGen Variable Funds, Inc.
              SoGen Overseas Variable Portfolio..............     $ 36.67       111.43       188.15       388.89

              T. Rowe Price Fixed Income Series
              Limited-Term Bond Portfolio....................     $ 23.03        70.89       121.26       259.13

              T. Rowe Price International Series
              International Stock Portfolio..................     $ 26.70        81.91       139.64       295.78

              Van Eck Worldwide Insurance Trust
              Worldwide Hard Assets Portfolio................     $ 27.96        85.67       145.88       308.05

       Examples 3-4 show examples for Contracts with a DATE OF PREMIUM PAYMENT WITHDRAWAL OPTION.

            Examples: You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses listed on the Fee Table above:

            3. If you fully withdraw all Contract Value (or if you elect to annuitize under a period certain option for a period of less than 10 years) at the end of the stated time period:

              Name of Portfolio                                    1 Year      3 Years      5 Years     10 Years
              -----------------                                   --------    ---------    ---------    ---------
              Alger American Fund
              MidCap Growth Portfolio........................     $ 94.50       123.97       158.64       273.95
              Small Capitalization Portfolio.................     $ 95.02       125.47       161.27       279.19

              Fidelity VIP Fund
              Equity-Income Portfolio........................     $ 91.77       116.16       144.89       246.26
              Growth Portfolio...............................     $ 92.92       119.47       150.73       258.07
              Money Market Portfolio.........................     $ 88.94       108.00       130.44       216.73

              Fidelity VIP Fund II
              Asset Manager Portfolio........................     $ 92.50       118.27       148.61       253.79
              Contrafund Portfolio...........................     $ 93.13       120.07       151.79       260.20
              Index 500 Portfolio............................     $ 88.62       107.09       128.83       213.40
              Investment Grade Bond Portfolio................     $ 91.77       116.16       144.89       246.26

              OCC Accumulation Trust
              Managed Portfolio..............................     $ 94.81       124.87       160.22       277.10
              Small Cap Portfolio............................     $ 95.86       127.87       165.46       287.52

              Royce Capital Fund
              Royce Micro-Cap Portfolio......................     $ 99.85       139.18       185.08       326.17

              SAFECO Resource Series Trust
              SAFECO Equity Portfolio........................     $ 93.55       121.27       153.90       264.45
              SAFECO Growth Portfolio........................     $ 93.76       121.87       154.96       266.57

              SoGen Variable Funds, Inc.
              SoGen Overseas Variable Portfolio                   $106.67       158.32       217.05       388.89

              T. Rowe Price Fixed Income Series
              Limited-Term Bond Portfolio....................     $ 93.03       119.77       151.26       259.13

              T. Rowe Price International Series
              International Stock Portfolio..................     $ 96.70       130.26       169.64       295.78

              Van Eck Worldwide Insurance Trust
              Worldwide Hard Assets Portfolio................     $ 97.96       133.83       175.88       308.05

            4. If you do not fully withdraw all Contract Value (or if you elect to annuitize under a payout plan with a life contingency or under a period certain option with a period certain of at least 10 years) at the end of the stated time:

              Alger American Fund
              MidCap Growth Portfolio........................     $ 24.50        75.31       128.64       273.95
              Small Capitalization Portfolio.................     $ 25.02        76.88       131.27       279.19

              Fidelity VIP Fund
              Equity-Income Portfolio........................     $ 21.77        67.09       114.89       246.26
              Growth Portfolio...............................     $ 22.92        70.57       120.73       258.07
              Money Market Portfolio.........................     $ 18.94        58.50       100.44       216.73

              Fidelity VIP Fund II
              Asset Manager Portfolio........................     $ 22.50        69.30       118.61       253.79
              Contrafund Portfolio...........................     $ 23.13        71.20       121.79       260.20
              Index 500 Portfolio............................     $ 18.62        57.55        98.83       213.40
              Investment Grade Bond Portfolio................     $ 21.77        67.09       114.89       246.26

              OCC Accumulation Trust
              Managed Portfolio..............................     $ 24.81        76.25       130.22       277.10
              Small Cap Portfolio............................     $ 25.86        79.40       135.46       287.52

              Royce Capital Fund
              Royce Micro-Cap Portfolio......................     $ 29.85        91.30       155.18       326.17

              SAFECO Resource Series Trust
              SAFECO Equity Portfolio........................     $ 23.55        72.47       123.90       264.45
              SAFECO Growth Portfolio........................     $ 23.76        73.10       124.96       266.57

              SoGen Variable Funds, Inc.
              SoGen Overseas Variable Portfolio..............     $ 36.67       111.43       188.15       388.89

              T. Rowe Price Fixed Income Series
              Limited-Term Bond Portfolio....................     $ 23.03        70.89       121.26       259.13

              T. Rowe Price International Series
              International Stock Portfolio..................     $ 26.70        81.91       139.64       295.78

              Van Eck Worldwide Insurance Trust
              Worldwide Hard Assets Portfolio................     $ 27.96        85.67       145.88       308.05

              The examples provided above assume that no transfer charges or premium taxes have been assessed. The examples reflect the annualized Contract Fee of $30 assessed on an average Contract Value of $30,000. This translates the Contract Fee into a .10% charge for the purposes of the examples based on a $1,000 investment. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THIS ASSUMED RATE.


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